FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) ₨ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PKR (₨)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PKR (₨)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,670		$ 7,595
PMCL - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	176	₨ 40,000
Utilized	132	30,000
Available	44	₨ 10,000
VEON Holdings B.V. – Revolving Credit Facility*
Disclosure of detailed information about borrowings [line items]
Facility amount			1,250
Utilized			0
Available			1,250
PMCL - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount			283	₨ 50,000
Utilized			57	10,000
Available			226	40,000
TNS -Plus LLC - Term Facilities
Disclosure of detailed information about borrowings [line items]
Facility amount			9	4,000
Utilized			6	2,783
Available			$ 3	₨ 1,217
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,055